BANK LOANS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
BANK LOANS

10. BANK LOANS

Revolving Line of Credit

On November 22, 2017, Axxum procured from Main Street Bank a revolving line of credit with a maximum of up to $1,000,000 (“Revolving Line of Credit”), subject to certain restrictions based on available collateral pledged to the bank in the form of accounts and trade receivables owed by the Company’s customers. This Revolving Line of Credit is available for one year, at which point it may be renewed by Axxum. Axxum incurred origination and closing costs for this line of credit in the amount of $10,000, which Axxum has recognized a prepaid expense that will amortize over one year as interest expense. The stated rate of interest of the Revolving Line of Credit is the prime rate plus 100 basis points, which at the time of the loan, was 4.50%.

On April 18, 2019, Axxum, Cloudburst, and the Company collectively renewed the Revolving Line of Credit with a maximum aggregate principal sum of $2,000,000 with Main Street Bank. The stated rate of interest of the Revolving Line of Credit increased to 5.75% at the time of the renewal.

On June 29, 2020 and again on June 30, 2021, the Company amended the Revolving Line of Credit with an extension of the maturity date to March 31, 2024. The stated rate of interest of the Revolving Line of Credit decreased to 5.25% at the time of the first amendment and an additional 5% default interest on the second amendment.

As of September 30, 2025, the stated rate of interest of the Revolving Line of Credit was 8.50%. The outstanding balance of the Revolving Line of Credit was $3,231,067 and $3,249,067, respectively, as of September 30, 2025 and December 31, 2024.

Loan and Security Agreement

On November 22, 2017, concurrent with the above-mentioned Revolving Line of Credit, Axxum procured a bank term loan from Main Street Bank in the amount of $5,250,000 with an expiration of December 31, 2024 (the “Loan and Security Agreement”). The Loan and Security Agreement is subject to a monthly repayment of principal in the amount of $109,375. The loan carries a stated adjustable interest rate of the prime rate plus 200 basis points, which, at the time of the loan, was 5.50%. Axxum incurred closing and origination costs totaling $211,729. The imputed interest rate after giving effect for the closing and origination costs was 7.82%.

Under the Loan and Security Agreement, Axxum is subject to the following affirmative loan covenants: (i) on or after December 31, 2017 but prior to June 30, 2018, minimum tangible net worth (net liability) of $2,250,000; on or after June 30, 2018 but prior to June 30, 2019, minimum tangible net worth (net liability) of $1,250,000; on or after June 30, 2019 but prior to December 31, 2019, minimum tangible net worth (net liability) of $950,000; on or after December 31, 2019 but prior to June 30, 2020, minimum tangible net worth (net asset) of $1,750,000; on or after June 30, 2020 but prior to December 31, 2020, minimum tangible net worth (net asset) of $2,500,000; on or after December 31, 2020 but prior to June 30, 2021, minimum tangible net worth (net asset) of $3,000,000; on or after June 30, 2021 but prior to December 31, 2021, minimum tangible net worth (net asset) of $3,500,000; on or after December 31, 2021, minimum tangible net worth (net asset) of $5,000,000, (ii) interest coverage ratios must be greater than 1.25-to-1, measured on quarterly basis, using a rolling four-quarter basis, beginning with the fiscal quarter ending December 31, 2017, (iii) the Company and Axxum must achieve minimum consolidated earnings before tax interest, tax, depreciation and amortization of (“EBITDA”) greater than $300,000 per quarter, and (iv) annual capital expenditures must be less than $50,000. Management conferred with the bank regarding the covenants and determined that the Company was in compliance after giving effect to clarification in the definitions and formulas set forth by the bank in regard to the calculation of the above covenants.

On April 18, 2019, Axxum, Cloudburst, and the Company collectively amended the Loan and Security Agreement, including the addition of Cloudburst as a borrower. The stated interest rate increased to 6.75% and the loan covenants remained the same.

On June 29, 2020, the Company amended and restated the Loan and Security Agreement (“Amended and Restated Loan and Security Agreement”) by extending the maturity date to March 22, 2024 with a monthly repayment of principal in the amount of $62,500 on or after June 22, 2020. The stated interest rate decreased to 6.25%.

Under the Amended and Restated Loan and Security Agreement, the loan covenants were replaced as follows: (i) on or after June 30, 2020 but prior to December 31, 2020, minimum tangible net worth (net liability) of $2,750,000; on or after December 31, 2020 but prior to June 30, 2021, minimum tangible net worth (net liability) of $2,250,000; on or after June 30, 2021 but prior to December 31, 2021, minimum tangible net worth (net liability) of $1,750,000; on or after December 31, 2021, but prior to June 30, 2022, minimum tangible net worth (net liability) of $1,250,000; on or after June 30, 2022 but prior to December 31, 2022, minimum tangible net worth (net asset) of $500,000; on or after December 31, 2022, but prior to June 30, 2023, minimum tangible net worth (net asset) of $1,250,000; on or after June 30, 2023 but prior to December 31, 2023, minimum tangible net worth (net asset) of $2,000,000; on or after December 31, 2023, minimum tangible net worth (net asset) of $2,500,000, (ii) interest coverage ratios must be greater than 1.20-to-1, measured on quarterly basis, using a rolling four-quarter basis, beginning with the fiscal quarter ending June 30, 2020 (iii) the Company must achieve minimum consolidated EBITDA greater than $300,000 per quarter, and (iv) annual capital expenditures must be less than $50,000.

As of September 30, 2025, the stated rate of interest of the loan was 9.5%.

The Company has categorized balances due within one operating period as current and those payments due after one operating period as long-term. As of September 30, 2025 and December 31, 2024, the Company recorded bank loan-current portion of $276,012, net of debt discount of $0 and $774,095, net of debt discount of $1,097, respectively.

Pledge agreement

On November 22, 2017, concurrent with Axxum’s procurement of the above-mentioned Revolving Line of Credit and Loan and Security Agreement, Axxum entered into a pledge agreement (the “Pledge Agreement”). The following pledges of collateral and credit enhancement were made by Axxum and the Company as the sole member of Axxum: (i) the Company equity ownership in Axxum and (ii) all of Axxum’s assets, such as accounts, instruments, equipment, fixtures, deposit accounts, letter of credit rights, and any other assets. All future debt is subordinated to the bank term loan until the term loan is repaid in full. Personal guarantees have also been made by Emmit McHenry, Kurt McHenry, and Alvin McCoy III, as officers and stockholders of the Company in support of the term loan.

On April 18, 2019, Axxum, Cloudburst, and the Company collectively amended the Pledge Agreement, including the addition of Cloudburst as a pledgor. The following pledges of collateral and credit enhancement were made by Axxum, Cloudburst, and the Company: (i) all of the equity of Axxum, Cloudburst and each other subsidiary of the Company then owned or hereafter acquired by the Company and (ii) all rights to which the owner of the pledged equity then or may thereafter become entitled by virtue of owning such pledged equity and being a member of Axxum, Cloudburst, and each other subsidiary of the Company.

NOTE 7 — BANK LOANS

Bank loan-revolving credit line

On November 22, 2017, Axxum procured from Main Street Bank a revolving line of credit with a maximum of up to $1,000,000, subject to certain restrictions based on available collateral pledged to the bank in the form of accounts and trade receivables owed by the Company’s customers. This revolving credit line is available for one year, at which point it may be renewed by Axxum. Axxum incurred origination and closing costs for this line of credit in the amount of $10,000, which Axxum has recognized a prepaid expense that will amortize over one year as interest expense. The stated rate of interest of the revolving line of credit is the prime rate plus 100 basis points, which, at the time of the loan, was 4.50%.

On April 18, 2019, Axxum, Cloudburst, and the Company collectively renewed the revolving line of credit with a maximum aggregate principal sum of $2,000,000 with Main Street Bank. The stated rate of interest of the revolving line of credit increased to 5.75% at the time of the renewal.

On June 29, 2020 and again on June 30, 2021, the Company amended the revolving line of credit with an extension of the maturity date to March 31, 2024. The stated rate of interest of the revolving line of credit decreased to 5.25% at the time of the first amendment and an additional 5% default interest on the second amendment.

As of December 31, 2024, the stated rate of interest of the revolving line of credit was 8.50%. The outstanding balance of the Line of Credit was $3,249,067 as of December 31, 2024.

Bank term loan Concurrent with Axxum’s procurement of the above-mentioned revolving credit line, Axxum also procured a term loan from Main Street Bank in the amount of $5,250,000 with an expiration of December 31, 2024. The loan is subject to a monthly repayment of principal in the amount of $109,375. The loan carries a stated adjustable interest rate of the prime rate plus 200 basis points, which, at the time of the loan, was 5.50%. Axxum incurred closing and origination costs totaling $211,729. The imputed interest rate after giving effect for the closing and origination costs was 7.82%.

Axxum is subject to the following affirmative loan covenants: (i) on or after December 31, 2017 but prior to June 30, 2018, minimum tangible net worth (net liability) of $2,250,000; on or after June 30, 2018 but prior to June 30, 2019, minimum tangible net worth (net liability) of $1,250,000; on or after June 30, 2019 but prior to December 31, 2019, minimum tangible net worth (net liability) of $950,000; on or after December 31, 2019 but prior to June 30, 2020, minimum tangible net worth (net asset) of $1750,000; on or after June 30, 2020 but prior to December 31, 2020, minimum tangible net worth (net asset) of $2,500,000; on or after December 31, 2020 but prior to June 30, 2021, minimum tangible net worth (net asset) of $3,000,000; on or after June 30, 2021 but prior to December 31, 2021, minimum tangible net worth (net asset) of $3,500,000; on or after December 31, 2021, minimum tangible net worth (net asset) of $5,000,000, (ii) interest coverage ratios must be greater than 1.25-to-1, measured on quarterly basis, using a rolling four-quarter basis, beginning with the fiscal quarter ending December 31, 2017, (iii) the Company and Axxum must achieve minimum consolidated earnings before tax interest, tax, depreciation and amortization of (“EBITDA”) greater than $300,000 per quarter, and (iv) annual capital expenditures must be less than $50,000. Management conferred with the bank regarding the covenants and determined that the Company was in compliance after giving effect to clarification in the definitions and formulas set forth by the bank in regard to the calculation of the above covenants.

On April 18, 2019, Axxum, Cloudburst, and the Company collectively amended the Loan and Security Agreement, including the addition of Cloudburst as a borrower. The stated interest rate increased to 6.75% and the loan covenants remained the same.

On June 29, 2020, the Company amended and restated the Loan and Security Agreement by extending the maturity date to March 22, 2024 with a monthly repayment of principal in the amount of $62,500 on or after June 22, 2020. The stated interest rate decreased to 6.25%.

The loan covenants were replaced as follows: (i) on or after June 30, 2020 but prior to December 31, 2020, minimum tangible net worth (net liability) of $2,750,000; on or after December 31, 2020 but prior to June 30, 2021, minimum tangible net worth (net liability) of $2,250,000; on or after June 30, 2021 but prior to December 31, 2021, minimum tangible net worth (net liability) of $1,750,000; on or after December 31, 2021, but prior to June 30, 2022, minimum tangible net worth (net liability) of $1,250,000; on or after June 30, 2022 but prior to December 31, 2022, minimum tangible net worth (net asset) of $500,000; on or after December 31, 2022, but prior to June 30, 2023, minimum tangible net worth (net asset) of $1,250,000; on or after June 30, 2023 but prior to December 31, 2023, minimum tangible net worth (net asset) of $2,000,000; on or after December 31, 2023, minimum tangible net worth (net asset) of $2,500,000, (ii) interest coverage ratios must be greater than 1.20-to-1, measured on quarterly basis, using a rolling four-quarter basis, beginning with the fiscal quarter ending June 30, 2020 (iii) the Company must achieve minimum consolidated earnings before tax interest, tax, depreciation and amortization of (“EBITDA”) greater than $300,000 per quarter, and (iv) annual capital expenditures must be less than $50,000.

As of December 31, 2024, the stated rate of interest of the loan was 9.5%.

The Company has categorized balances due within one operating period as current and those payments due after one operating period as long-term. As of December 31, 2024 and 2023, the Company recorded bank loan-current portion of $774,095, net of debt discount of $1,097  and $742,141, net of debt discount of $1,097 and bank loan-long term portion of $0, net of debt discount of $0 and $0, and net of debt discount of $0 and, respectively.

Pledge agreement

Concurrent with Axxum’s procurement of the above-mentioned revolving credit line and loan, Axxum entered into a Pledge Agreement. The following pledges of collateral and credit enhancement were made by Axxum and the Company as the sole member of Axxum: (i) the Company equity ownership in Axxum and (ii) all of Axxum’s assets, such as accounts, instruments, equipment, fixtures, deposit accounts, letter of credit rights, and any other assets. All future debt is subordinated to the bank term loan until the term loan is repaid in full. Personal guarantees have also been made by Emmit McHenry, Kurt McHenry, and Alvin McCoy III, as officers and stockholders of the Company in support of the term loan.

On April 18, 2019, Axxum, Cloudburst, and the Company collectively amended the Pledge Agreement, including the addition of Cloudburst as a pledgor. The following pledges of collateral and credit enhancement were made by Axxum, Cloudburst, and the Company: (i) all of the equity of Axxum, Cloudburst and each other subsidiary of the Company then owned or hereafter acquired by the Company and (ii) all rights to which the owner of the pledged equity then or may thereafter become entitled by virtue of owning such pledged equity and being a member of Axxum, Cloudburst, and each other subsidiary of the Company.

During the year ended December 31, 2024 and 2023, the Company record amortization of discount of $0  and $5,482, respectively.